Statement of Changes in Stockholders' Equity Deficit (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 01, 2016
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common Stock [Member]
Common stock, par value (in dollars per share)			$ 0.001